Investment in life insurance contract	12 Months Ended
Mar. 31, 2018
Investments, All Other Investments [Abstract]
Investment in life insurance contract
10	Investment in life insurance contract

Investment in life insurance contract represents the carrying amount (surrender value) of the contract if it is to be terminated by the Company.  There is one life insurance contract as of March 31, 2017 and March 31, 2018, with a carrying amount of approximately $144,000 and $149,000, respectively.  All premiums of this contract have already been paid during the fiscal year ended March 31, 2012.  The face amount (death benefit) of this contract is $1,000,000.  During the fiscal year ended March 31, 2018, we recorded a gain of approximately $5,000 for the change in valuation (2017: $4,000).